GOODWILL (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	May 31, 2022	Nov. 30, 2021
IfrsStatementLineItems [Line Items]
Goodwill acquired	$ 5,440,863	$ 833,493
Indie Flix [Member]
IfrsStatementLineItems [Line Items]
Goodwill acquired		$ 833,493
iGEMS [Member]
IfrsStatementLineItems [Line Items]
Goodwill acquired	800,970
D C U [Member]
IfrsStatementLineItems [Line Items]
Goodwill acquired	$ 4,639,893